Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Translation Reserve	Accumulated Deficit	Total	Non-controlling Interests	Total
Balance at beginning of period at Dec. 31, 2022	€ 3,370	€ 412,540	€ 29,052	€ 1,212	€ (379,110)	€ 67,064	€ (384)	€ 66,680
Balance at beginning of period (in shares) at Dec. 31, 2022	84,246,967
Result for the period					(8,933)	(8,933)	78	(8,855)
Other comprehensive income				(219)		(219)		(219)
Recognition of share-based payments			1,095			1,095		1,095
Treasury shares transferred (in shares)	(118,596)
Shares options lapsed			(3,823)		3,823
Share options exercised / RSUs vested			(228)		228
Share options exercised / RSUs vested (in shares)	118,596
Balance at end of period at Mar. 31, 2023	€ 3,370	412,540	26,096	993	(383,992)	59,007	€ (306)	58,701
Balance at end of period (in shares) at Mar. 31, 2023	84,246,967
Balance at beginning of period at Dec. 31, 2023	€ 3,370	412,894	25,159	817	(400,850)	41,390		41,390
Balance at beginning of period (in shares) at Dec. 31, 2023	84,248,384
Result for the period					(7,658)	(7,658)		(7,658)
Other comprehensive income				191		191		191
Recognition of share-based payments			736			736		736
Treasury shares transferred (in shares)	(307,627)
Shares options lapsed			(40)		40
Share options exercised / RSUs vested		162	(278)		278	162		162
Share options exercised / RSUs vested (in shares)	307,627
Balance at end of period at Mar. 31, 2024	€ 3,370	€ 413,056	€ 25,577	€ 1,008	€ (408,190)	€ 34,821		€ 34,821
Balance at end of period (in shares) at Mar. 31, 2024	84,248,384